Concentrations of Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Entity Customer	Dec. 31, 2011 Customer
Unusual Risk or Uncertainty [Line Items]
Federal Deposit Insurance Corporation's limit for cash balances	$ 250,000	$ 250,000
Number Of Counterparties	4
Accounts Receivable	24,980,000	17,717,000
Number of major customers	4	3
Oil And Gas Production
Unusual Risk or Uncertainty [Line Items]
Accounts Receivable	18,100,000	13,600,000
Oil And Gas Production | Major Customers
Unusual Risk or Uncertainty [Line Items]
Accounts Receivable	$ 16,300,000	$ 12,900,000